UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2009 (Unaudited)
Perritt Emerging Opportunities Fund

Shares		Value
	COMMON STOCKS - 84.55%
	Aerospace & Defense - 1.23%
85,000	CPI Aerostructures, Inc. (a)	$604,350
25,100	Kratos Defense & Security Solutions, Inc. (a)	20,080
470,000	OSI Geospatial, Inc. (a)	88,125
		712,555
	Air Transport - 0.78%
45,600	AeroCentury Corp. (a)	446,880
	Auto Components - 1.72%
100,000	SORL Auto Parts, Inc. (a)	403,000
52,500	Wonder Auto Technology, Inc. (a)	589,575
		992,575
	Biotechnology - 0.36%
195,000	Commonwealth Biotechnologies, Inc. (a)	103,350
209,000	Isoray, Inc. (a)	104,500
		207,850
	Building Materials - 1.16%
50,000	MFRI, Inc. (a)	300,000
140,000	U.S. Home Systems, Inc. (a)	365,400
		665,400
	Business Services - 5.52%
125,000	Acorn Energy, Inc. (a)	518,750
1,600,654	BrandPartners Group, Inc. (a)	96,039
122,500	Fortune Industries, Inc. (a)	69,825
85,000	GP Strategies Corporation (a)	589,900
785,000	Newtek Business Services, Inc. (a)	321,850
143,000	Perceptron, Inc. (a)	586,300
122,855	Questar Assessment, Inc. (a)	79,856
70,000	RCM Technologies, Inc. (a)	157,500
40,000	Rentrak Corporation (a)	732,000
7,100	Smartpros Ltd. (a)	30,530
		3,182,550
	Chemicals and Related Products - 1.17%
100,000	Flexible Solutions International, Inc. (Aquired 04/13/05, Cost $375,000) (a)(b)(c)	135,000
98,500	Flexible Solutions International, Inc. (a)	132,975
40,000	KMG Chemicals, Inc.	296,000
244,400	TOR Minerals International, Inc. (a)	107,536
		671,511
	Commercial Banks - 0.65%
85,660	Pacific Premier Bancorp (a)	372,621
	Communications Equipment - 0.52%
322,800	Network Engines, Inc. (a)	300,204
	Computers & Electronics - 6.76%
216,500	ADDvantage Technologies Group, Inc. (a)	422,175
260,000	American Technology Corp. (a)	481,000
80,256	Astrata Group, Inc. (Aquired 04/26/08 and 01/29/08, Cost $210,000) (a)(b)	3,612
279,744	Astrata Group, Inc. (a)	12,588
89,900	Astro-Med, Inc.	499,844
58,830	CyberOptics Corp. (a)	394,161
337,920	Napco Security Systems, Inc. (a)	439,296
35,000	Rimage Corp. (a)	583,450
56,398	Socket Mobile, Inc. (a)	159,606
56,000	Spectrum Control, Inc. (a)	552,720
57,000	Williams Controls, Inc. (a)	342,000
		3,890,452
	Consumer Products - Distributing - 1.46%
424,800	China 3C Group (a)	365,328
166,000	KSW, Inc. (a)	476,420
		841,748
	Consumer Products - Manufacturing - 4.25%
515,000	Charles & Colvard Ltd. (a)	216,300
660,500	Emerson Radio Corp. (a)	488,770
58,500	Flexsteel Industries, Inc.	475,605
301,000	Hauppauge Digital, Inc. (a)	334,110
140,000	International Absorbents, Inc. (a)	424,200
85,967	Motorcar Parts of America, Inc. (a)	361,061
373,300	Proliance International, Inc. (a)(c)	0
60,399	Tandy Brands Accessories, Inc.	144,958
		2,445,004
	Electronic Equipment & Instruments - 4.83%
184,929	Allied Motion Technologies, Inc. (a)	366,159
37,000	Espey Manufacturing & Electronics Corp.	590,150
46,900	Frequency Electronics, Inc. (a)	164,150
301,900	Iteris, Inc. (a)	371,337
246,000	Magnetek, Inc. (a)	332,100
48,000	O.I. Corporation	244,800
65,310	Schmitt Industries, Inc. (a)	285,405
209,000	Universal Power Group, Inc. (a)	426,360
		2,780,461
	Energy & Related Services - 1.00%
131,046	China Solar & Clean Energy Solutions, Inc. (a)	58,971
58,000	Mitcham Industries, Inc. (a)	258,680
56,385	TGC Industries, Inc. (a)	257,116
		574,767
	Environmental Services - 3.77%
36,400	Metalico, Inc. (a)	165,256
553,000	PDG Environmental, Inc. (a)	60,830
320,000	Perma-Fix Environmental Services (a)	835,200
573,000	TurboSonic Technologies, Inc. (a)	676,140
110,000	Versar, Inc. (a)	434,500
		2,171,926
	Financial Services - 1.39%
73,500	B of I Holding, Inc. (a)	518,175
88,500	Hennessy Advisors, Inc.	282,315
		800,490
	Food - 3.66%
322,000	Armanino Foods Distinction, Inc.	135,240
50,000	John B. Sanfilippo & Son, Inc. (a)	435,000
396,000	Monterey Gourmet Foods, Inc. (a)	605,880
1,408,500	New Dragon Asia Corp. (a)	183,105
75,000	Overhill Farms, Inc. (a)	429,000
91,000	Willamette Valley Vineyard, Inc. (a)	317,590
		2,105,815
	Insurance - 0.55%
91,400	CRM Holdings Ltd. (a)	99,626
1,000,000	Penn Treaty American Corp. (a)	220,000
		319,626
	Internet Software & Services - 1.11%
50,904	Cryptologic Limited	378,217
48,946	Innodata Isogen, Inc. (a)	261,371
		639,588
	Leisure - 2.64%
143,490	Century Casinos, Inc. (a)	446,254
200,000	Cybex International, Inc. (a)	200,000
187,000	Envoy Capital Group, Inc. (a)	330,990
177,000	Full House Resorts, Inc. (a)	433,650
2,700,000	IA Global, Inc. (a)	108,000
		1,518,894
	Medical Supplies & Services - 12.76%
1,032,500	AdvanSource Biomaterials Corporation (a)	330,400
100,811	Allied Healthcare International, Inc. (a)	251,020
90,000	Allied Healthcare Products, Inc. (a)	360,000
578,000	American Bio Medica Corp. (a)	101,150
58,000	American Medical Alert Corporation (a)	326,540
43,700	Birner Dental Management Services, Inc.	663,366
149,500	Carriage Services, Inc. (a)	548,665
50,500	Flamel Technologies - ADR (a)	401,475
81,500	Health Fitness Corp. (a)	559,905
500,000	HearUSA, Inc. (a)	505,000
799,200	Hooper Holmes, Inc. (a)	343,656
126,203	IRIDEX Corporation (a)	276,385
165,000	NovaMed, Inc. (a)	793,650
665,000	Ophthalmic Imaging Systems, Inc. (a)	312,550
270,000	PHC, Inc. (a)	445,500
62,000	Rockwell Medical Technologies, Inc. (a)	556,760
30,000	Transcend Services, Inc. (a)	424,200
71,000	Zareba Systems, Inc. (a)	146,615
		7,346,837
	Minerals and Resources - 1.06%
1,005,000	Golden Odyssey Mining, Inc. (a)	209,909
215,000	Vista Gold Corp. (a)	402,050
		611,959
	Motion Pictures - 0.79%
193,300	Ballantyne Strong, Inc. (a)	456,188
	Oil & Gas - 2.76%
325,000	Boots & Coots International Well Control, Inc. (a)	419,250
72,914	CE Franklin Ltd. (a)	381,340
449,479	Far East Energy Corp. (Aquired 12/31/04 and 10/31/05, Cost $275,000) (a)(b)	170,802
275,000	Gasco Energy, Inc. (a)	79,750
315,000	Magellan Petroleum Corp. (a)	315,000
337,500	Magnum Hunter Resources Corp. (a)	222,750
		1,588,892
	Retail - 2.65%
74,400	GTSI Corp. (a)	473,184
87,195	Hastings Entertainment, Inc. (a)	397,609
121,000	Man Sang Holdings, Inc. (a)	279,510
38,000	Sport Supply Group, Inc.	373,160
		1,523,463
	Road & Rail - 1.17%
145,000	Covenant Transport, Inc. (a)	675,700
	Semiconductor Related Products - 5.52%
389,500	8x8, Inc. (a)	284,724
350,000	AXT, Inc. (a)	668,500
199,300	California Micro Devices Corp. (a)	637,760
258,900	FSI International, Inc. (a)	219,910
150,000	Ramtron International Corp. (a)	178,500
180,900	Sparton Corporation (a)	524,610
145,000	White Electric Designs Corp. (a)	662,650
		3,176,654
	Software - 5.19%
100,275	American Software, Inc. - Class A	642,763
255,000	ARI Network Services, Inc. (a)	204,000
183,256	BSQUARE Corp. (a)	474,633
431,740	CTI Group Holdings, Inc. (a)	38,856
151,475	Evolving Systems, Inc. (a)	769,493
413,100	Global Med Technologies, Inc. (a)	330,480
840,000	Stockhouse, Inc. (a)	25,200
33,527	Versant Corp. (a)	501,229
		2,986,654
	Specialty Manufacturing - 5.87%
21,712	Alamo Group, Inc.	300,277
225,000	Baldwin Technology Company, Inc. - Class A (a)	285,750
112,000	Core Molding Technologies, Inc. (a)	342,720
25,500	Friedman Industries, Inc.	140,505
13,000	Hurco Companies, Inc. (a)	253,760
20,000	LMI Aerospace, Inc. (a)	182,000
412,020	Manitek International, Inc. (a)	597,429
34,800	Nobility Homes, Inc.	300,150
113,042	North American Galvanizing & Coatings, Inc. (a)	565,210
246,500	RF Monolithics, Inc. (a)	128,180
16,000	Universal Stainless & Alloy Products, Inc. (a)	281,760
		3,377,741
	Telecommunications - 1.64%
41,500	Globecomm Systems, Inc. (a)	329,510
311,000	Management Network Group, Inc. (a)	102,630
35,500	Micronetics, Inc. (a)	119,458
162,300	RELM Wireless Corporation (a)	258,057
63,489	Xeta Technologies, Inc. (a)	136,501
		946,156
	Transportation - 0.61%
191,000	Freeseas, Inc.	351,440
	TOTAL COMMON STOCKS (Cost $81,662,035)	$48,682,601

Contracts	WARRANTS - 0.00%	Value
60,000	Astrata Warrants (Acquired 04/26/2005, Cost $0)
	Expiration: 04/15/2010, Exercise Price: $3.50 (b)(c)	$0
	TOTAL WARRANTS (Cost $0)	$0
Principal
Amount	FIXED INCOME SECURITIES - 0.43%	Value
	Real Estate Investment Trusts - 0.43%
$250,000	Monmouth Capital Corporation
	8.000%, 03/30/2015 (b)(c)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

Shares	SHORT TERM INVESTMENTS - 15.33%	Value
	Investment Companies - 15.33%
2,700,000	AIM Liquid Assets Fund	$2,700,000
2,700,000	Alpine Municipal Money Market Fund	2,700,000
727,615	Fidelity Government Portfolio Fund	727,615
2,700,000	Fidelity Institutional Money Market Fund	2,700,000
	TOTAL SHORT TERM INVESTMENTS (Cost $8,827,616)	$8,827,615

	Total Investments (Cost $90,739,651) -100.31%	$57,760,216
	Liabilities in Excess of Other Assets - (0.31)%	(181,303)
	TOTAL NET ASSETS - 100.00%	$57,578,913

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securiites Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At July 31, 2009, the value of restricted securities amounted to $559,414 or 0.97%
of Net Assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $385,000 or 0.67% of the Fund's net assets.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$90,739,651

Gross unrealized appreciation	3,234,675
Gross unrealized depreciation	(36,214,110)
Net unrealized deppreciation	$(32,979,435)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1 - Quoted prices in active markets for identical securities.
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2009:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Equity
Consumer Discretionary	$8,075,721	$ -	$ -	$ 8,075,721
Consumer Staples	2,530,015	-	-	2,530,015
Energy	2,104,688	-	-	2,104,688
Financials	1,492,737	-	-	1,492,737
Health Care	6,859,406	-	-	6,859,406
Industrials	10,597,086	-	-	10,597,086
Information Technology	14,445,267	-	-	14,445,267
Materials	2,048,455	-	-	2,048,455
Telecommunication Services	529,226	-	-	529,226
Total Equity	$48,682,601	$ -	$ -	$ 48,682,601
Fixed Income
Corporate Bonds	$-	$ 250,000	$ -	$ 250,000
Total Fixed Income	$-	$ 250,000	$ -	$ 250,000

Short Term Investments	$8,827,615		$ -	$ 8,827,615

Total Investments in Securities	$57,510,216	$ 250,000	$ -	$ 57,760,216

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date       9/16/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael J. Corbett
  Michael J. Corbett, President

Date       9/16/09

By (Signature and Title)*   /s/ Samuel J. Schulz
 Samuel J. Schulz, Treasurer

Date       9/16/09

* Print the name and title of each signing officer under his or her signature.